Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Finance charges	$ 785	$ 399
Finance receivables held for sale originated as held for investment	46	4
Total interest income	831	403
Interest expense	226	158
Net interest income	605	245
Provision for finance receivable losses	197	80
Net interest income after provision for finance receivable losses	408	165
Other revenues:
Insurance	114	36
Investment	20	17
Net gain on sale of SpringCastle interests	167	0
Other	2	(1)
Total other revenues	303	52
Operating expenses:
Salaries and benefits	214	93
Acquisition-related transaction and integration expenses	33	3
Other operating expenses	167	62
Insurance policy benefits and claims	45	16
Total other expenses	459	174
Income before provision for income taxes	252	43
Provision for income taxes	87	8
Net income	165	35
Net income attributable to non-controlling interests	28	33
Net income attributable to OneMain Holdings, Inc.	$ 137	$ 2
Weighted average number of shares outstanding:
Basic (in shares)	134,694,759	115,027,470
Diluted (in shares)	134,907,748	115,432,655
Earnings per share:
Basic (in dollars per share)	$ 1.02	$ 0.01
Diluted (in dollars per share)	$ 1.01	$ 0.01